Accounts Receivable, Net - Schedule of Allowance of Credit Losses (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Beginning balance	¥ 9,125,428
Additions	7,953,156	9,125,428
Ending balance	¥ 17,078,584	¥ 9,125,428